SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment (Details)	Sep. 30, 2023
Minimum | Property and buildings
Property, Plant and Equipment
Estimated useful lives (in years)	20 years
Minimum | Machinery and equipment
Property, Plant and Equipment
Estimated useful lives (in years)	3 years
Minimum | Automobiles
Property, Plant and Equipment
Estimated useful lives (in years)	3 years
Minimum | Office and electric equipment
Property, Plant and Equipment
Estimated useful lives (in years)	3 years
Maximum | Property and buildings
Property, Plant and Equipment
Estimated useful lives (in years)	40 years
Maximum | Machinery and equipment
Property, Plant and Equipment
Estimated useful lives (in years)	10 years
Maximum | Automobiles
Property, Plant and Equipment
Estimated useful lives (in years)	5 years
Maximum | Office and electric equipment
Property, Plant and Equipment
Estimated useful lives (in years)	5 years